System Fund	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
System Fund

32. System Fund

The Group operates a System Fund (the Fund) to collect and administer assessments and contributions from hotel owners (other than for Kimpton and InterContinental hotels) for specific use in marketing, the IHG Rewards Club loyalty programme and the Guest Reservation System. The Fund and loyalty programme are accounted for in accordance with the accounting policies set out on page 100 of the Financial Statements.

Following the announcement on 14 April 2015 of the introduction of an expiration policy for points earned under the loyalty programme, the Group released $156m from the programme’s future redemption liability in 2015. The amount released was based on the advice of an external actuary using statistical models to estimate the impact of the programme change on members’ behaviour. The liability release resulted in a corresponding increase in the System Fund surplus which was also recorded in the Group statement of financial position.

The following information is relevant to the operation of the Fund:

	2017 $m	2016 $m	2015 $m
Income[a]:
Assessment fees and contributions received from hotels	1,562	1,439	1,351
Proceeds from sale of IHG Rewards Club points	324	283	222
Key elements of expenditure[a]:
Marketing	321	335	308
IHG Rewards Club	452	360	345
Payroll costs	339	311	295
Net (deficit)/surplus for the year[a]	(69)	41	118
Interest payable to the Fund	7	3	2

[a]	Not included in the Group income statement in accordance with the Group’s accounting policies.

The payroll costs above relate to 5,555 (2016: 5,434, 2015: 5,416) employees whose costs are borne by the Fund.

The following liabilities relating to the Fund are included in the Group statement of financial position:

	2017 $m	2016 $m	2015 $m
System Fund surplus[a]	158	227	186
Loyalty programme liability[b]	760	685	649
	918	912	835

[a]	The System Fund surplus is included in Trade and other payables.

[b]	Comprising current liabilities of $343m and non-current liabilities of $417m.

The net change in the loyalty programme liability and Fund surplus contributed an inflow of $8m (2016: $65m, 2015: $42m) to the Group’s cash flow from operations.